Commitments, Contingencies and Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk
The contractual amount of financial instruments with off-balance-sheet risk was as follows at year-end.

	2021		2020
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to extend credit:
Lines of credit and construction loans	$33,542	$455,777	$38,474	$427,864
Overdraft protection	7	54,034	6	41,707
Letters of credit	615	731	615	986

	$34,164	$510,542	$39,095	$470,557